PRINCIPAL ACCOUNTING POLICIES (Details 12) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU			1,901,372
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 70.42	$ 64.81	$ 85.02
Granted (in dollars per share)	$ 172.56	$ 79.70	$ 79.55
Exercised (in dollars per share)	$ 62.52	$ 48.05	$ 29.39
Forfeited (in dollars per share)	$ 117.63	$ 91.75	$ 136.67
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 101.03	$ 70.42	$ 64.81
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 8 months 12 days
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	623,424	646,301	190,916
Granted (in shares)	761,514	259,365	164,976
Converted from option in January 2012 (in shares)			475,343
Exercised (in shares)	(261,692)	(224,939)	(124,644)
Forfeited (in shares)	(64,638)	(57,303)	(60,290)
Outstanding at the end of the period (in shares)	1,058,608	623,424	646,301
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 83.60	$ 101.30	$ 130.29
Granted (in dollars per share)	$ 185.40	$ 79.23	$ 82.34
Exercised (in dollars per share)	$ 86.82	$ 118.54	$ 129.84
Forfeited (in dollars per share)	$ 148.02	$ 85.40	$ 128.27
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 158.55	$ 83.60	$ 101.30
Share-based compensation expense	32,300,000	13,200,000	12,500,000
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 9 months 18 days
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years